Trade Accounts Payable - Supplier Finance Arrangements	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Trade Accounts Payable - Supplier Finance Arrangements
18.	TRADE ACCOUNTS PAYABLE – SUPPLIER FINANCE ARRANGEMENTS
See accounting policy in Note 2.3.3.
The Company has domestic and foreign supplier finance arrangements with financial institutions under which its suppliers may choose to receive advance payment of their invoices. Advance payments to suppliers are made by the financial institutions.
These agreements do not alter the commercial conditions negotiated with suppliers, therefore, the Company reimburses these financial institutions for the amount and within the period initially agreed with the suppliers. The Company does not incur additional financial charges, nor does it provide any type of collateral or guarantee resulting from these agreements.
In 2024, the average payment term for invoices covered by these arrangements was
104
days (2023:
104
days).
Additional information is provided in the table below:

	12.31.2024	12.31.2023
Suppliers subject to supplier finance arrangement (i)	78.5	58.9
Suppliers have received payment from the bank(ii)	43.3	37.6

(i)	These balances are presented as Trade accounts payable.
(ii)	These balances are presented as Trade accounts payable – Supplier Finance Arrangements.
The cash flows related to the financial liabilities arising from these arrangements are included within cash flows from operating activities in the statement of cash flows because they continue to be part of the Company’s operating cycle and their principal nature remains, that is, payments for the purchase of goods and services.